Velocity Commercial Capital Loan Trust 2021-1 ABS-15G

Exhibit 99.04

Exception Summary (Loan Grades)

Run Date - 4/26/2021 8:22:38 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total